                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3495

                           SCUDDER MONEY MARKET TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston MA 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Money Market Series

Prime Reserve Shares

Premium Shares

Annual Report to Shareholders

May 31, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Scudder Money Market Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Money Market Series. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience in managing money market funds.

In the following interview, Lead Portfolio Manager Geoffrey Gibbs and other members of the fund's investment team discuss the market environment and investment strategy for the fund's most recent fiscal year ended May 31, 2003.

Q: How did the fund perform over its most recent fiscal year?

A: Over the 12 months ended May 31, 2003, the seven-day yield of Prime Reserve Class S shares declined from 1.45% to .83%, reflecting the Federal Open Market Committee (FOMC) decision to reduce the federal funds rate by 50 basis points on November 6, 2002. For the 12-month period ended May 31,2003, the Prime Reserve Class S shares returned 1.14%, compared with the 0.77% average return of taxable money market funds1. (Past performance is no guarantee of future results. The yield quotation more closely reflects the current earnings of the money market than the total return quotation.)

1 Taxable money market funds as defined by Lipper Inc. are those that invest in US Treasury obligations with dollar-weighted average maturities of less than 90 days and intend to keep constant net asset value. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Over the same 12-month period, the seven-day yield of Premium Class S shares declined from 1.60% to .98% and returned 1.29%.

Q: How would you describe the economic environment for money market securities over the most recent 12-month period?

A: For the past year the economy experienced one small shock after another. Most notably, last summer a number of corporate scandals - including the Enron and WorldCom debacles - were brought to light. By January of this year, the buildup to the Iraqi war had begun in the public's mind, but that buildup really began last September, when President Bush gave a speech at the United Nations challenging the world body to rid Iraq of weapons of mass destruction. There hasn't been a long period of calm in which the economy had a chance to recover from previous shocks. In light of continued economic weakness, the Federal Reserve Board, at its November 6, 2002, Open Market Committee meeting, chose to lower the federal funds rate by 50 basis points to 1.25%. At that time, though many observers expected the Fed to cut interest rates by 25 basis points, few expected a 50-point move. With this action, the Fed clearly indicated that it wanted to boost the US economy. Monetary policy works with a lag, so the effect of a 50-basis-point reduction typically emerges six to nine months later. We are approaching the time when the effects should show up in improved economic statistics, but we believe the ongoing rebuilding effort in Iraq could be masking those effects.

Q: What impact did this economic environment have on money market yields?

A: Money market yields continued to fall during the period, and the money market yield curve has now flattened. This means that longer-term money market rates are approaching and even dipping below shorter-term rates. Short-term rates are anchored by the 1.25% federal funds rate. Until mid-March, the money market yield curve was positively sloped, with interest rates rising as maturities lengthened. If you purchased a three-, six- or 12-month security, there was a gradual yield pickup. That is not the case at present, though interest rate movements have been volatile during the time of the buildup to the war and through its aftermath.

Money market yield curve 5/31/02 versus 5/31/03 (7-day yield)

Length of Maturity (in months)

Source: Deutsche Asset Management

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Q: What strategy did you implement for the fund during the period?

A: During the 12-month period, we purchased securities across the money market maturity spectrum. We also emphasized agency callable securities. There are several reasons why we purchased these securities: First, the callable securities that we purchase are primarily those with one-year maturities. Though we understand that such a security could be called in by the issuer and its principal refunded in as little as 90 or 180 days, we can still obtain one-year coupon yields for however long we hold the security. Second, because the issues are callable, they offer a yield premium over noncallable securities. Because the fund holds a large number of different kinds of callable securities (callable within three months or six months; one-time call features or continued call features), we manage the structure of the portfolio carefully and constantly seek a balance so that the fund is not exposed to too many potential calls at one time.2 Perhaps most important, the credit quality of these issues is strong - almost all are issued by government agencies - and they typically have higher yields than similar money market offerings.

2 A "continuous" call feature means that (1) a particular security can be called in, or redeemed for cash, by its issuer any time after a certain date is reached or (2) that it is subject to a call on a regular schedule; for example, on the 15th of the month during each calendar quarter. A "one time" call feature means just that: the security can only be called on a particular pre-scheduled date. After that date passes, the security will remain outstanding until maturity. Because they can be redeemed by the issuer prior to maturity, callable securities typically offer higher coupon rates to purchasers.

During the latter part of the period, when one-year money market yields began to dip below shorter-term yields, we began to purchase short-term securities in addition to one-year securities and agency callables.

Going forward, we will continue our insistence on the highest credit quality in the Scudder Money Market Series portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

Prime Reserve Class S Shares Yields
	7-day average yield	7-day compounded effective yield
May 31, 2002	1.45%	1.46%
May 31, 2003	0.83%	0.83%

Premium Class S Shares Yields
	7-day average yield	7-day compounded effective yield
May 31, 2002	1.60%	1.61%
May 31, 2003	0.98%	0.98%

Yields will fluctuate with changing market conditions.

Scudder Money Market Series - Prime Reserve Shares nonsubsidized SEC 7-day yield as of May 31, 2003 was 0.68%. Scudder Money Market Series - Premium Shares nonsubsidized SEC 7-day yield as of May 31, 2003 was 0.83%. The nonsubsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of May 31, 2003

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 42.0%
Abbey National Treasury Services PLC, 2.11%, 7/11/2003	100,000,000	100,000,000
Bank of Ireland, 1.21%**, 9/2/2003	25,000,000	24,922,694
Bank of Ireland, 1.25%**, 6/9/2003	35,400,000	35,390,167
Bank of Ireland, 1.26%**, 6/17/2003	100,000,000	99,944,000
Bank of Nova Scotia, 1.26%, 6/23/2003	100,000,000	100,000,000
Barclays Bank PLC, 1.26%, 6/20/2003	70,000,000	69,999,631
Barclays Bank PLC, 1.27%, 6/25/2003	50,000,000	50,000,000
Barclays Bank PLC, 1.34%, 6/2/2003	200,000,000	200,000,000
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	100,000,000	99,997,089
Canadian Imperial Bank of Commerce, 1.35%, 6/10/2003	50,000,000	50,000,000
Credit Agricole Indosuez SA, 1.26%, 6/5/2003	100,000,000	100,000,000
Credit Agricole Indosuez SA, 1.26%, 6/24/2003	85,000,000	85,000,000
Credit Agricole Indosuez SA, 1.285%, 4/14/2004	50,000,000	49,993,468
Credit Lyonnais SA, 1.25%, 8/18/2003	25,000,000	25,001,539
Dexia Bank Belgique, 1.28%, 6/4/2003	200,000,000	200,000,000
Dresdner Bank AG, 1.26%, 6/9/2003	100,000,000	100,000,000
First Tennessee Bank NA, 1.2%, 7/2/2003	45,000,000	44,997,659
First Tennessee Bank NA, 1.21%, 7/22/2003	20,000,000	19,998,861
First Tennessee Bank NA, 1.24%, 6/3/2003	45,000,000	44,999,975
First Tennessee Bank NA, 1.25%, 7/22/2003	45,000,000	44,999,677
HBOS Treasury Services, 1.225%**, 8/4/2003	130,000,000	129,721,313
HBOS Treasury Services, 1.25%, 6/9/2003	100,000,000	100,000,000
HBOS Treasury Services, 1.26%, 6/23/2003	110,000,000	110,000,000
HBOS Treasury Services, 1.26%, 7/17/2003	40,000,000	40,000,000
HBOS Treasury Services, 1.26%, 7/29/2003	85,000,000	85,000,000
ING Bank NV, 1.265%, 6/9/2003	205,000,000	205,000,000
ING Bank NV, 1.27%, 6/16/2003	100,000,000	100,000,000
ING Bank NV, 1.43%, 1/21/2004	120,000,000	120,000,000
Key Bank NA, 1.29%, 6/2/2003	200,000,000	200,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	200,000,000	200,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.46%, 1/15/2004	50,000,000	50,001,560
Natexis Banque Populaires, 1.235%, 7/8/2003	50,000,000	49,998,714
Norddeutsche Landesbank Girozentrale, 1.26%, 6/13/2003	40,000,000	40,000,000
Northern Rock PLC, 1.25%, 6/30/2003	40,000,000	40,000,000
Royal Bank of Scotland PLC, 1.25%**, 7/11/2003	100,000,000	99,861,111
Societe Generale, 1.27%, 6/2/2003	170,000,000	170,000,000
Societe Generale, 1.32%, 6/2/2003	200,000,000	200,000,000
Southtrust Bank, 1.35%, 6/10/2003	40,000,000	40,000,000
Svenska Handelsbanken, Inc., 1.3%**, 8/21/2003	25,000,000	24,926,875
Svenska Handelsbanken, Inc., 1.3%**, 8/27/2003	25,000,000	24,921,458
Svenska Handelsbanken, Inc., 2.5%, 6/13/2003	84,000,000	83,999,317
Toronto Dominion Bank, 1.315%, 4/15/2004	45,000,000	44,997,049
Toronto Dominion Bank, 1.325%, 3/22/2004	47,000,000	46,998,100
Toronto Dominion Bank, 1.34%, 6/13/2003	30,000,000	30,000,000
Toronto Dominion Bank, 1.345%, 4/16/2004	50,000,000	49,997,808
Toronto Dominion Bank, 1.96%, 7/29/2003	30,000,000	29,997,739
Toronto Dominion Bank, 2.49%, 7/14/2003	60,000,000	60,003,455
Unicredito Italiano, 1.25%, 7/21/2003	40,000,000	40,000,000
Unicredito Italiano, 1.26%, 6/16/2003	150,000,000	149,999,360
Unicredito Italiano, 1.27%, 6/20/2003	100,000,000	100,000,000
Unicredito Italiano, 1.3%, 7/21/2003	70,000,000	70,000,483
Unicredito Italiano, 1.3%, 7/23/2003	110,000,000	110,000,000
US Bank NA, 1.281%, 6/2/2003	200,000,000	200,000,000
Wells Fargo, 1.24%, 7/9/2003	100,000,000	99,998,392
Total Certificates of Deposit and Bank Notes (Cost $4,690,667,494)		4,690,667,494

Commercial Paper 43.7%
Spintab AB, 1.22%**, 8/1/2003	80,000,000	79,837,333
ASCC, 1.25%**, 6/12/2003	60,000,000	59,977,083
Associates Corp. of North America, 5.8%, 4/20/2004	13,435,000	13,954,252
Beta Finance, Inc., 1.26%**, 6/17/2003	30,000,000	29,983,200
Blue Ridge Asset Funding, 1.25%**, 6/5/2003	40,000,000	39,994,444
CC (USA), Inc., 1.26%**, 7/25/2003	50,000,000	49,905,500
CIESCO LP, 1.25%**, 7/8/2003	30,000,000	29,961,458
CIT Group Holdings, Inc., 1.25%**, 7/18/2003	20,000,000	19,967,361
CIT Group Holdings, Inc., 1.25%**, 7/22/2003	20,000,000	19,964,583
CIT Group Holdings, Inc., 1.27%**, 6/27/2003	20,000,000	19,981,656
CIT Group Holdings, Inc., 1.28%**, 6/24/2003	15,000,000	14,987,733
Citigroup Global, Inc., 1.25%**, 6/12/2003	175,000,000	174,933,160
Coca-Cola Enterprise Co., 1.25%**, 7/9/2003	30,000,000	29,960,417
Coca-Cola Enterprise Co., 1.25%**, 7/15/2003	25,000,000	24,961,806
Compass Securitization LLC, 1.26%**, 6/16/2003	50,000,000	49,973,750
Corporate Receivables Corp., 1.25%**, 7/3/2003	62,000,000	61,931,111
Credit Suisse First Boston, Inc., 1.26%**, 6/23/2003	50,000,000	49,961,500
CXC, Inc., 1.25%**, 6/18/2003	90,000,000	89,946,875
CXC, Inc., 1.34%**, 6/2/2003	95,000,000	94,996,464
Dexia Delaware LLC, 1.26%**, 6/17/2003	30,000,000	29,983,200
Dexia Delaware LLC, 1.26%**, 6/18/2003	100,000,000	99,940,500
Dorada Finance, Inc., 1.27%**, 6/2/2003	27,000,000	26,999,048
Falcon Asset Securitization Corp., 1.27%**, 6/17/2003	50,000,000	49,971,778
GE Financial Assurance Holdings, 1.24%**, 7/21/2003	37,748,000	37,682,990
General Electric Capital Corp., 1.37%**, 6/2/2003	250,000,000	249,990,486
General Electric Capital Corp., 7.5%, 6/5/2003	23,000,000	23,015,478
General Electric Capital International Funding, Inc., 1.24%**, 7/15/2003	50,000,000	49,924,222
General Electric Capital International Funding, Inc., 1.25%**, 6/11/2003	100,000,000	99,965,278
GIRO Funding US Corp., 1.25%**, 6/10/2003	43,051,000	43,037,547
Goldman Sachs Group, Inc., 1.38%, 7/23/2003	250,000,000	250,000,000
Greyhawk Funding LLC, 1.25%**, 6/12/2003	40,000,000	39,984,722
Greyhawk Funding LLC, 1.25%**, 6/24/2003	50,000,000	49,960,069
Greyhawk Funding LLC, 1.25%**, 7/10/2003	70,000,000	69,905,208
Greyhawk Funding LLC, 1.25%**, 7/11/2003	140,000,000	139,805,556
Harris Trust, 1.25%, 7/7/2003	100,000,000	100,000,000
International Lease Finance Corp., 1.25%**, 6/25/2003	37,500,000	37,468,750
International Lease Finance Corp., 1.27%**, 6/18/2003	15,000,000	14,991,004
International Lease Finance Corp., 1.27%**, 7/18/2003	37,500,000	37,437,823
Jupiter Securitization Corp., 1.25%**, 6/4/2003	70,000,000	69,992,708
Jupiter Securitization Corp., 1.25%**, 6/18/2003	73,895,000	73,851,381
Jupiter Securitization Corp., 1.35%**, 6/2/2003	5,694,000	5,693,786
K2 (USA) LLC, 1.26%**, 6/30/2003	22,000,000	21,977,670
K2 (USA) LLC, 1.4%**, 6/3/2003	60,500,000	60,495,294
K2 (USA) LLC, 1.4%**, 6/5/2003	8,300,000	8,298,709
KBC Financial Products International Ltd., 1.26%**, 9/3/2003	50,000,000	49,835,500
Kitty Hawk Funding Corp., 1.25%**, 6/6/2003	70,000,000	69,987,847
Kitty Hawk Funding Corp., 1.25%**, 6/18/2003	33,340,000	33,320,320
Lake Constance Funding, 1.26%**, 6/11/2003	50,000,000	49,982,500
Lake Constance Funding, 1.27%**, 7/25/2003	29,200,000	29,144,374
Liberty Street Funding Co., 1.26%**, 6/19/2003	38,250,000	38,225,903
Liberty Street Funding Co., 1.26%**, 6/23/2003	25,000,000	24,980,750
Old Line Funding Corp., 1.25%**, 7/11/2003	51,390,000	51,318,625
Park Avenue Receivables Corp., 1.25%**, 6/2/2003	39,000,000	38,998,646
Perry Global Funding LLC, 1.23%**, 8/22/2003	37,168,000	37,063,868
Perry Global Funding LLC, 1.25%**, 7/25/2003	50,000,000	49,906,250
Perry Global Funding LLC, 1.26%**, 6/12/2003	72,667,000	72,639,023
Perry Global Funding LLC, 1.27%**, 6/18/2003	50,000,000	49,970,014
Prefco, 1.25%**, 6/10/2003	41,520,000	41,507,025
RWE AG, 1.25%**, 6/26/2003	70,000,000	69,939,236
RWE AG, 1.27%**, 6/25/2003	35,000,000	34,970,367
RWE AG, 1.27%**, 6/30/2003	40,000,000	39,959,078
RWE AG, 1.28%**, 7/16/2003	48,000,000	47,923,200
SBC International, Inc., 1.25%**, 6/23/2003	20,000,000	19,984,722
SBC International, Inc., 1.25%**, 7/10/2003	40,000,000	39,945,833
Scaldis Capital LLC, 1.25%**, 6/20/2003	96,446,000	96,382,372
Scaldis Capital LLC, 1.25%**, 7/15/2003	20,136,000	20,105,237
Scaldis Capital LLC, 1.25%**, 7/21/2003	30,082,000	30,029,774
Scaldis Capital LLC, 1.25%**, 10/16/2003	25,877,000	25,753,905
Scaldis Capital LLC, 1.25%**, 11/3/2003	20,000,000	19,892,361
Scaldis Capital LLC, 1.26%**, 6/2/2003	40,000,000	39,998,600
Scaldis Capital LLC, 1.27%**, 6/25/2003	150,000,000	149,873,000
Scaldis Capital LLC, 1.27%**, 7/28/2003	55,320,000	55,208,761
Sheffield Receivables Corp., 1.25%**, 7/10/2003	25,000,000	24,966,146
Sheffield Receivables Corp., 1.25%**, 7/28/2003	25,000,000	24,950,521
Sheffield Receivables Corp., 1.252%**, 6/2/2003	120,167,000	120,162,819
Shell Finance PLC, 1.3%**, 9/18/2003	54,100,000	53,887,056
Swedish National Housing Finance Corp., 1.26%**, 6/19/2003	35,000,000	34,977,950
Tango Finance Corp., 1.27%**, 6/18/2003	16,000,000	15,990,404
Three Rivers Funding Corp., 1.255%**, 6/2/2003	20,000,000	19,999,303
Three Rivers Funding Corp., 1.26%**, 6/11/2003	40,127,000	40,112,956
Tulip Funding Corp., 1.25%**, 6/5/2003	54,103,000	54,095,486
UBS Finance LLC, 1.36%**, 6/2/2003	250,000,000	249,990,556
Verizon Network Funding Group, 1.25%**, 6/10/2003	38,900,000	38,887,844
Verizon Network Funding Group, 1.25%**, 6/23/2003	27,000,000	26,979,375
Wal-Mart Stores, Inc., 4.375%, 8/1/2003	50,000,000	50,245,630
Windmill Funding Corp., 1.25%**, 6/2/2003	33,000,000	32,998,854
Windmill Funding Corp., 1.25%**, 6/10/2003	40,000,000	39,987,500
Windmill Funding Corp., 1.25%**, 7/8/2003	75,000,000	74,903,646
Total Commercial Paper (Cost $4,875,536,030)		4,875,536,030

Floating Rate Notes 10.1%
American Honda Finance Corp., 1.232%*, 6/12/2003	35,000,000	35,000,000
American Honda Finance Corp., 1.232%*, 12/8/2003	20,000,000	20,000,000
American Honda Finance Corp., 1.291%*, 3/8/2004	60,000,000	60,000,000
American Honda Finance Corp., 1.299%*, 10/23/2003	50,000,000	50,000,000
American Honda Finance Corp., 1.44%*, 5/10/2004	20,000,000	20,034,748
Associates Corp. of North America, 1.329%*, 6/15/2003	70,000,000	70,000,000
Associates Corp. of North America, 1.36%*, 6/26/2003	40,000,000	40,000,000
Bank of Scotland PLC, 1.513%*, 5/28/2004	25,000,000	25,034,795
Bayerische Landesbank Girozentrale, 1.45%*, 2/12/2004	50,000,000	50,038,510
Beta Finance, Inc., 1.235%*, 2/6/2004	35,000,000	34,998,801
Beta Finance, Inc., 1.265%*, 5/17/2004	50,000,000	49,997,609
Blue Heron Funding Ltd., 1.348%*, 5/19/2004	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 1.279%*, 5/28/2004	170,000,000	169,974,710
General Electric Capital Corp., 1.399%*, 10/22/2003	20,000,000	20,010,510
General Electric Capital Corp., 1.492%*, 11/10/2003	17,000,000	17,009,125
General Electric Capital Corp., 1.53%*, 3/25/2004	24,250,000	24,287,356
General Electric Capital Corp., 1.625%*, 5/14/2004	19,000,000	19,034,495
Goldman Sachs Group, Inc., 1.55%*, 2/5/2004	40,000,000	40,005,346
Landesbank Baden Qurttemberg, 1.317%*, 3/15/2004	30,000,000	30,011,932
Morgan Stanley Dean Witter & Co., 1.33%*, 12/1/2003	50,000,000	50,000,000
Morgan Stanley Dean Witter & Co., 1.38%*, 6/4/2003	20,000,000	20,000,000
Nordea Bank Finland PLC, 1.255%*, 9/10/2003	77,000,000	76,993,587
Westdeutsche Landesbank AG, 1.27%*, 6/1/2004	150,000,000	149,969,820
Westdeutsche Landesbank AG, 1.38%*, 1/28/2004	25,000,000	25,000,000
Total Floating Rate Notes (Cost $1,122,401,344)		1,122,401,344

US Agency Obligations 3.8%
Federal Home Loan Banks, 1.25%, 4/8/2004	50,000,000	50,000,000
Federal Home Loan Banks, 1.3%, 4/12/2004	70,000,000	70,000,000
Federal Home Loan Banks, 1.3%, 6/30/2004	50,000,000	50,000,000
Federal Home Loan Banks, 1.4%, 5/14/2004	50,000,000	50,000,000
Federal Home Loan Banks, 1.4%, 5/24/2004	50,000,000	50,000,000
Federal Home Loan Banks, 1.425%, 3/8/2004	60,000,000	60,000,000
Federal National Mortgage Association, 1.3%, 1/29/2004	30,000,000	30,000,000
Federal National Mortgage Association, 1.4%, 4/19/2004	35,000,000	35,000,000
Federal National Mortgage Association, 3.0%, 6/15/2004	25,000,000	25,457,487
Total US Agency Obligations (Cost $420,457,487)		420,457,487

Repurchase Agreements*** 0.4%
State Street Bank and Trust Co., 1.25%, dated 5/30/2003, to be repurchased at $6,002,625 on 6/2/2003	6,002,000	6,002,000
JP Morgan Securities, Inc., 1.2%, dated 5/30/2003, to be repurchased at $37,003,700 on 6/2/2003	37,000,000	37,000,000
Total Repurchase Agreements (Cost $43,002,000)		43,002,000
Total Investment Portfolio - 100.0% (Cost $11,152,064,355) (a)		11,152,064,355

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2003.
** Annualized yield at time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $11,152,064,355.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003
Assets
Investments in securities, at amortized cost	$11,152,064,355
Cash	1,207,236
Interest receivable	17,375,259
Receivable for Fund shares sold	278,308,181
Total assets	11,448,955,031
Liabilities
Payable for investments purchased	309,498,504
Dividends payable	4,520,993
Payable for Fund shares redeemed	278,343,884
Accrued management fee	893,574
Other accrued expenses and payables	739,356
Total liabilities	593,996,311
Net assets, at value	$ 10,854,958,720
Net Assets
Net assets consist of: Undistributed net investment income	24,577
Accumulated net realized gain (loss)	(781,122)
Paid-in capital	10,855,715,265
Net assets, at value	$ 10,854,958,720

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2003 (continued)
Net Asset Value
Prime Reserve Class AARP
Net Asset Value, offering and redemption price per share ($119,352,542 / 119,408,782 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Prime Reserve Class S
Net Asset Value, offering and redemption price per share ($47,747,896 / 47,751,450 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class AARP
Net Asset Value, offering and redemption price per share ($186,154,650 / 186,154,481 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($653,324,449 / 653,406,219 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net Asset Value, offering and redemption price per share ($587,710,090 / 587,905,524 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($9,260,669,093 / 9,261,333,023 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2003
Investment Income
Income: Interest	$ 139,293,424
Expenses: Management fee	21,957,248
Administrative fee	11,614,079
Trustees' fees and expenses	175,881
Other	73,596
Total expenses, before expense reductions	33,820,804
Expense reductions	(16,992,473)
Total expenses, after expense reductions	16,828,331
Net investment income	122,465,093
Net realized gain (loss) on investment transactions	213,493
Net increase (decrease) in net assets resulting from operations	$ 122,678,586

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2003	2002
Operations: Net investment income	$ 122,465,093	$ 221,354,457
Net realized gain (loss) on investment transactions	213,493	27,135
Net increase (decrease) in net assets resulting from operations	122,678,586	221,381,592
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(1,534,379)	(4,273,840)
Prime Reserve Class S	(576,788)	(1,235,560)
Premium Class AARP	(2,521,867)	(4,855,119)
Premium Class S	(9,747,635)	(22,813,195)
Managed Shares	(8,081,142)	(15,989,610)
Institutional Shares	(99,995,069)	(172,188,635)
Fund share transactions: Proceeds from shares sold	100,977,405,986	150,464,136,140
Reinvestment of distributions	64,699,738	106,357,564
Cost of shares redeemed	(95,987,307,206)	(154,065,478,624)
Net increase (decrease) in net assets from Fund share transactions	5,054,798,518	(3,494,984,920)
Increase (decrease) in net assets	5,055,020,224	(3,494,959,287)
Net assets at beginning of period	5,799,938,496	9,294,897,783
Net assets at end of period (including undistributed net investment income of $24,577 at May 31, 2003)	$ 10,854,958,720	$ 5,799,938,496

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Reserve Class AARP
Years Ended May 31,	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.011	.023	.044
Distributions from net investment income	(.011)	(.023)	(.044)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.14	2.28	4.53c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	119	146	217
Ratio of expenses before expense reductions (%)	.65	.65	.66*
Ratio of expenses after expense reductions (%)	.50	.50	.50*
Ratio of net investment income (%)	1.09	2.34	5.60*
[a] For the period from August 11, 2000 (commencement of sales of Prime Reserve Class AARP shares) to May 31, 2001.
[b] Total returns would have been lower had certain expenses not been reduced.
[c] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
* Annualized
** Not annualized

Prime Reserve Class S
Years Ended May 31,	2003	2002	2001	2000	1999[a]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.011	.023	.057	.052	.020	.011
Distributions from net investment income	(.011)	(.023)	(.057)	(.052)	(.020)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	1.14	2.29	5.82[d]	5.30	1.98**	1.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	49	55	46	34	12
Ratio of expenses before expense reductions (%)	.65	.65	.64	.74[e]	.40*	.45*
Ratio of expenses after expense reductions (%)	.50	.50	.46	.59[e]	.26*	.31*
Ratio of net investment income (%)	1.09	2.34	5.74	5.18	4.73*	4.95*
[a] For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[b] For the period from October 15, 1998 (commencement of sales of Prime Reserve Class S shares) to December 31, 1998.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .74% and .59%, respectively.
* Annualized
** Not annualized

Premium Class AARP
Years Ended May 31,	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.024	.037
Distributions from net investment income	(.013)	(.024)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.29	2.44	3.75[c]**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	186	188	185
Ratio of expenses before expense reductions (%)	.50	.50	.51*
Ratio of expenses after expense reductions (%)	.35	.35	.35*
Ratio of net investment income (%)	1.24	2.49	5.62*
[a] For the period from October 2, 2000 (commencement of sales of Premium Class AARP shares) to May 31, 2001.
[b] Total returns would have been lower had certain expenses not been reduced.
[c] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
* Annualized
** Not annualized

Premium Class S
Years Ended May 31,	2003	2002	2001	2000	1999[a]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.024	.059	.055	.020	.053
Distributions from net investment income	(.013)	(.024)	(.059)	(.055)	(.020)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	1.29	2.44	6.06[d]	5.68	2.00**	5.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	653	826	1,004	1,067	936	808
Ratio of expenses before expense reductions (%)	.50	.50	.48	.35[e]	.34*	.35
Ratio of expenses after expense reductions (%)	.35	.35	.32	.20[e]	.20*	.24
Ratio of net investment income (%)	1.24	2.49	5.88	5.56	4.81*	5.31
[a] For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[b] For the year ended December 31, 1998.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .35% and .20%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio of Scudder Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP are designed for members of AARP. Prime Reserve Class S and Premium Class S shares of the Fund are generally not available to new investors. Certain detailed information for Managed Shares and Institutional Shares is provided separately and is available upon request.Certain detailed information for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S and Institutional Shares is provided separately and is available upon request.Certain detailed information for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S and Managed Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $781,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2010, the expiration date, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 4,545,570
Capital loss carryforwards	$ (781,000)

In addition, during the years ended May 31, 2003 and May 31, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from ordinary income*	$ 122,456,880	$ 221,355,959

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the year ended May 31, 2003, the Advisor agreed to waive 0.15% of its investment management fee for the Fund. Accordingly, for the year ended May 31, 2003, the Advisor did not impose a portion of its management fees pursuant to the Management Agreement aggregating $13,201,416 and the amount imposed aggregated $8,755,832, which was equivalent to an annual effective rate of 0.10% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40%, 0.40%, 0.25%, 0.25%, 0.25% and 0.10% of the average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively, computed and accrued daily and payable monthly. For the year ended May 31, 2003, the Advisor agreed to waive 0.05% of its administrative fee for the Managed Shares and Institutional Shares of the Fund. The administrative fee for the Managed Shares and Institutional Shares was equivalent to an annualized effective rate of 0.20% and 0.05%, respectively, of average daily net assets of each class.

Various third-party service providers, some which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fee Waived	Unpaid at May 31, 2003
Prime Reserve Class AARP	$ 533,224	$ -	$ 40,836
Prime Reserve Class S	202,814	-	16,510
Premium Class AARP	489,535	-	40,145
Premium Class S	1,872,095	-	144,471
Managed Shares	1,505,960	301,215	101,088
Institutional Shares	7,010,451	3,484,291	382,901
	$ 11,614,079	$ 3,785,506	$ 725,951

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.50%, 0.50%, 0.50%, 0.50%, 0.20% and 0.15% of average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively (excluding certain expenses such as trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investments Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Prime and Premium Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $5,551 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2003		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	44,160,012	$ 44,160,013	52,644,892	$ 52,644,919
Prime Reserve Class S	28,262,050	28,262,049	44,880,766	44,880,766
Premium Class AARP	122,694,805	122,694,805	167,075,777	167,076,089
Premium Class S	366,451,210	366,451,209	1,051,938,490	1,051,938,865
Managed	1,243,263,121	1,243,263,121	1,683,632,728	1,683,632,728
Institutional	99,172,574,819	99,172,574,789	147,463,961,005	147,463,962,773
		$ 100,977,405,986		$ 150,464,136,140
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	1,434,334	$ 1,434,334	3,888,284	$ 3,888,284
Prime Reserve Class S	556,039	556,039	1,182,467	1,182,470
Premium Class AARP	2,364,754	2,364,754	4,502,621	4,502,621
Premium Class S	8,756,375	8,756,375	20,473,226	20,473,226
Managed	1,374,498	1,374,498	2,184,331	2,184,331
Institutional	50,213,738	50,213,738	74,126,631	74,126,632
		$ 64,699,738		$ 106,357,564
Shares redeemed
Prime Reserve Class AARP	(72,094,836)	$ (72,094,836)	(127,643,574)	$ (127,643,574)
Prime Reserve Class S	(30,106,751)	(30,106,751)	(51,738,297)	(51,738,297)
Premium Class AARP	(126,836,882)	(126,836,882)	(169,083,646)	(169,083,647)
Premium Class S	(547,894,245)	(547,894,245)	(1,250,366,422)	(1,250,366,422)
Managed	(1,328,873,334)	(1,328,873,334)	(1,678,897,277)	(1,678,897,277)
Institutional	(93,881,501,158)	(93,881,501,158)	(150,787,749,408)	(150,787,749,407)
		$ (95,987,307,206)		$ (154,065,478,624)
Net increase (decrease)
Prime Reserve Class AARP	(26,500,490)	$ (26,500,489)	(71,110,398)	$ (71,110,371)
Prime Reserve Class S	(1,288,662)	(1,288,663)	(5,675,064)	(5,675,061)
Premium Class AARP	(1,777,323)	(1,777,323)	2,494,752	2,495,063
Premium Class S	(172,686,660)	(172,686,661)	(177,954,706)	(177,954,331)
Managed	(84,235,715)	(84,235,715)	6,919,782	6,919,782
Institutional	5,341,287,399	5,341,287,369	(3,249,661,772)	(3,249,660,002)
		$ 5,054,798,518		$ (3,494,984,920)

Report of Independent Auditors

To the Trustees of Scudder Money Market Trust and Shareholders of Scudder Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Scudder Money Market Series (the "Fund") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 14, 2003	PricewaterhouseCoopers LLP

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (59) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: American Public Television; New England Aquarium; Becton Dickinson and Company (medical technology company); Mass Corporation for Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy; Public Broadcasting Service; Boston Museum of Science	47
Dawn-Marie Driscoll (56) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	47
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	47
Louis E. Levy (70) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen); Kimberly-Clark Corporation (personal consumer products)	47
Jean Gleason Stromberg (59) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	47
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut College, Chair, Finance Committee; Northeastern University, Chair, Funds and Endowment Committee
		47
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	47

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (40) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Christine Haddad (31) Vice President, 2002-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Darlene M. Rasel (51) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Charles A. Rizzo (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Prime Reserve Shares Class AARP	Prime Reserve Shares Class S
Nasdaq Symbol	APSXX	SCRXX
Fund Number	109	309
	Premium Shares Class AARP	Premium Shares Class S
Nasdaq Symbol	SMMXX	SPMXX
Fund Number	102	402

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Series

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Series

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003
                                    ---------------------------